Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Increase (decrease) in valuation allowance	$ 644,665	$ 1,081,921
Valuation allowance against net deferred tax assets, amount	3,224,084	2,549,418
Uncertain tax positions	0	$ 0
Operating loss carryforwards, net	$ 11,300,000
Operating loss carryforwards expiration year	2031